PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Australia – 5.0%
55,440	Aurizon Holdings Ltd.	$143,533
14,463	Sonic Healthcare Ltd.	215,371
71,028	Telstra Corp. Ltd.	133,461
11,772	Transurban Group	86,749
4,473	Wesfarmers Ltd.	93,821
5,454	Woolworths Group Ltd.	117,168

		790,103

	Belgium – 2.5%
2,790	Colruyt S.A.	150,832
4,806	Telenet Group Holding NV	144,702
1,206	UCB S.A.	104,539

		400,073

	Canada – 9.9%
7,704	Barrick Gold Corp.	139,970
5,310	Empire Co. Ltd., Class A	102,704
387	Fairfax Financial Holdings Ltd.	117,303
4,005	Fortis, Inc.	152,704
990	Franco-Nevada Corp.	97,800
2,835	iA Financial Corp., Inc.	88,116
1,890	Loblaw Cos. Ltd.	96,336
5,022	Metro, Inc.	200,795
1,170	Onex Corp.	42,342
5,256	Quebecor, Inc., Class B	114,880
6,048	Rogers Communications, Inc., Series B	249,594
10,854	TELUS Corp.	169,671

		1,572,215

	Denmark – 1.0%
1,116	Coloplast A/S, Series B	161,899

	Finland – 1.4%
2,214	Elisa Oyj	137,208
2,655	Neste Oyj	89,872
200	Nordea Bank Abp	1,126

		228,206

	France – 8.9%
7,272	Alstom S.A.	304,327
14,958	Carrefour S.A.	236,589
3,708	Danone S.A.	238,583
932	EssilorLuxottica S.A.	100,505
990	Sodexo S.A.	66,958
423	Teleperformance	88,093
1,152	Thales S.A.	96,547
3,636	Total S.A.	141,192
6,732	Vivendi S.A.	144,225

		1,417,019

Shares	Description	Value (†)
Common Stocks – continued
	Germany – 4.4%
17,487	Aroundtown S.A.	$87,380
1,710	Deutsche Boerse AG	234,537
5,724	Deutsche Telekom AG, (Registered)	74,200
4,194	Deutsche Wohnen SE	159,731
2,259	Fresenius Medical Care AG & Co. KGaA	149,217

		705,065

	Hong Kong – 3.9%
11,900	CLP Holdings Ltd.	109,774
81,000	HK Electric Investments & HK Electric Investments Ltd.	77,960
197,000	HKT Trust & HKT Ltd.	268,397
27,000	Power Assets Holdings Ltd.	161,459

		617,590

	Ireland – 1.6%
2,142	Kerry Group PLC, Series A	247,253

	Israel – 5.2%
2,790	Azrieli Group Ltd.	161,526
51,660	Bank Leumi Le-Israel BM	286,233
21,204	Israel Discount Bank Ltd.	62,939
1,494	Nice Ltd.(a)	221,094
1,017	Wix.com Ltd.(a)	102,534

		834,326

	Italy – 1.1%
4,140	Recordati SpA.	175,073

	Japan – 28.8%
3,600	ABC-Mart, Inc.	180,409
900	Central Japan Railway Co.	144,394
8,100	Chugoku Electric Power Co., Inc. (The)	113,147
1,800	FUJIFILM Holdings Corp.	90,688
4,600	Japan Airlines Co. Ltd.	84,795
7,200	Japan Post Bank Co. Ltd.	66,494
13,200	Japan Post Holdings Co. Ltd.	103,406
63	Japan Prime Realty Investment Corp.	189,662
27	Japan Real Estate Investment Corp.	158,316
90	Japan Retail Fund Investment Corp.	101,876
8,100	Japan Tobacco, Inc.	149,762
5,900	KDDI Corp.	174,341
1,800	Lawson, Inc.	98,875
2,700	MEIJI Holdings Co. Ltd.	192,080
114,900	Mizuho Financial Group, Inc.	131,552
4,500	MS&AD Insurance Group Holdings, Inc.	126,094
4,700	Nagoya Railroad Co. Ltd.	131,916
2,400	NEC Corp.	87,703

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
27	Nippon Building Fund, Inc.	$181,075
16,400	Nippon Telegraph & Telephone Corp.	391,257
900	Nitori Holdings Co. Ltd.	121,551
7,200	NTT DOCOMO, Inc.	225,227
11,700	Osaka Gas Co. Ltd.	220,659
8,100	Pan Pacific International Holdings Corp.	153,739
1,200	Secom Co. Ltd.	99,753
9,900	Seibu Holdings, Inc.	108,945
3,600	Takeda Pharmaceutical Co. Ltd.	110,313
3,600	Tokio Marine Holdings, Inc.	165,069
11,700	Tokyo Gas Co. Ltd.	277,015
3,600	Toshiba Corp.	79,366
1,800	West Japan Railway Co.	123,318

		4,582,797

	Luxembourg – 1.1%
342	Eurofins Scientific SE	169,242

	Netherlands – 3.0%
10,503	Koninklijke Ahold Delhaize NV	245,297
2,727	Koninklijke Vopak NV	141,890
5,229	Royal Dutch Shell PLC, A Shares	92,004

		479,191

	New Zealand – 1.4%
90,108	Spark New Zealand Ltd.	218,223

	Norway – 0.4%
4,212	Mowi ASA	63,635

	Singapore – 4.7%
39,600	Ascendas Real Estate Investment Trust	78,708
54,343	CapitaLand Mall Trust	68,318
29,700	Singapore Airlines Ltd.	119,730
15,000	Singapore Exchange Ltd.	96,815
42,200	Singapore Telecommunications Ltd.	75,577
16,300	Singapore Telecommunications Ltd.	29,077
174,300	Suntec Real Estate Investment Trust	153,018
55,896	Wilmar International Ltd.	126,800

		748,043

	Switzerland – 5.9%
54	Barry Callebaut AG, (Registered)	108,273
2,898	Nestle S.A., (Registered)	297,872
981	Roche Holding AG	318,416
954	Swiss Prime Site AG, (Registered)	93,423
236	Swisscom AG, (Registered)	126,885

		944,869

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – 7.1%
19,476	BAE Systems PLC	$126,011
3,339	Coca-Cola European Partners PLC	125,313
7,020	Diageo PLC	225,140
24,255	HSBC Holdings PLC	136,616
4,689	Imperial Brands PLC	87,026
13,104	National Grid PLC	153,806
1,215	Reckitt Benckiser Group PLC	92,652
3,942	Smith & Nephew PLC	70,117
2,358	Unilever NV	115,925

		1,132,606

	United States – 1.3%
666	CyberArk Software Ltd.(a)	56,983
13,779	James Hardie Industries PLC	156,187

		213,170

	Total Common Stocks (Identified Cost $17,140,839)	15,700,598

	Total Investments – 98.6% (Identified Cost $17,140,839)	15,700,598
	Other assets less liabilities – 1.4%	223,480

	Net Assets – 100.0%	$15,924,078

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,700,598	$—	$—	$15,700,598

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2020 (Unaudited)

Diversified Telecommunication Services	10.3%
Food Products	8.0
Food & Staples Retailing	7.7
Pharmaceuticals	4.5
Banks	4.3
Road & Rail	4.1
Wireless Telecommunication Services	4.1
Electric Utilities	3.9
Insurance	3.7
REITs - Office Property	3.3
Real Estate Management & Development	3.1
Gas Utilities	3.1
Oil, Gas & Consumable Fuels	3.0
Health Care Providers & Services	2.3
Beverages	2.2
Capital Markets	2.1
Other Investments, less than 2% each	28.9

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2020 (Unaudited)

Japanese Yen	28.8%
Euro	24.1
Canadian Dollar	9.9
British Pound	6.2
Australian Dollar	6.0
Swiss Franc	5.9
Singapore Dollar	4.7
Israeli Shekel	4.6
Hong Kong Dollar	3.9
Other, less than 2% each	4.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%